Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted (Loss) Income Per Common Stock - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Member]
Numerator:
Net (loss) income	$ (70,150)	$ (13,434)	$ (266,047)	$ 46,938
Denominator:
Weighted Average non-redeemable Class A and Class B common stock, basic	1,097,718	2,441,063	1,457,184	12,204,321
Basic net (loss) income per share, non-redeemable Class A and Class B common stock	$ (0.06)	$ (0.01)	$ (0.18)	$ 0
Non-redeemable Common Stock [Member]
Numerator:
Net (loss) income	$ (272,985)	$ (19,030)	$ (779,912)	$ 13,299
Denominator:
Weighted Average non-redeemable Class A and Class B common stock, basic	4,271,712	3,457,807	4,271,712	3,457,807
Basic net (loss) income per share, non-redeemable Class A and Class B common stock	$ (0.06)	$ (0.01)	$ (0.18)	$ 0